SHAREHOLDERS’ EQUITY (Details) $ / shares in Units, $ in Millions	1 Months Ended	7 Months Ended	12 Months Ended
	Nov. 30, 2020 shares	Jul. 27, 2022 USD ($)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares	Jul. 28, 2022 shares	Jul. 15, 2021 shares	Oct. 31, 2020 shares
Class of Stock [Line Items]
Common shares authorized (in shares)	25,000,000			25,000,000					50,000
Preferred shares authorized (in shares)			25,000,000			25,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.50
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.0001			$ 0.0001
Common shares issued (in shares)	4,000,000			8,000,002				4,000,000
Common shares outstanding (in shares)				8,000,002
Preferred shares issued (in shares)			0			0
Preferred shares outstanding (in shares)			0			0
Common stock, voting rights				one
Stock conversion ratio (in shares)			1
Stock split conversion ratio	2
Dividends paid | $		$ 0.0		$ 2.0	$ 2.0
Dividends paid (in dollars per share) | $ / shares				$ 0.25	$ 0.26
Class A Ordinary Shares
Class of Stock [Line Items]
Common shares authorized (in shares)			1,000,000,000			1,000,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001			$ 0.0001
Common shares issued (in shares)			101,228,857
Common shares outstanding (in shares)			101,228,857			86,460,560
Common stock, voting rights			one
Stock conversion ratio (in shares)							1
Class B Ordinary Shares
Class of Stock [Line Items]
Common shares authorized (in shares)			100,000,000			100,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001			$ 0.0001
Common shares issued (in shares)			20,847,553
Common shares outstanding (in shares)			20,847,553			21,104,225
Common stock, voting rights			one